Cover Page	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Registrant Name	Intchains Group Limited
Entity Central Index Key	0001895597
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Shell Company	false
Document Transition Report	false
Document Annual Report	true
Document Shell Company Report	false
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Interactive Data Current	No
Entity File Number	001-41500
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	c/o 9/F, A Block, No.333 Haiyang No.1 Road
Entity Address, Address Line Two	Lingang Science and Technology Park
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	201306
Entity Address, Country	CN
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Entity Common Stock, Shares Outstanding	117,647,000
ICFR Auditor Attestation Flag	false
Auditor Name	Mazars USA LLP
Auditor Firm ID	339
Auditor Location	We have served as the Company’s auditor since 2021.New York, New YorkApril 28, 2023
Entity Ex Transition Period	false
Class A Ordinary Shares [Member]
Document Information [Line Items]
No Trading Symbol Flag	true
Title of 12(b) Security	Class A Ordinary Shares, par value US$0.000001 per share
Security Exchange Name	NASDAQ
American Depositary Share [Member]
Document Information [Line Items]
Trading Symbol	ICG
Title of 12(b) Security	American Depositary Shares, each representing two Class A ordinary shares, par value $0.000001 per share
Security Exchange Name	NASDAQ
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	c/o 9/F, A Block, No.333 Haiyang No.1 Road
Entity Address, Address Line Two	Lingang Science and Technology Park
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	201306
Entity Address, Country	CN
City Area Code	86
Local Phone Number	021 5896 1080
Contact Personnel Name	Chaowei Yan